Investments in Affiliated Companies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Dividends received from affiliated companies	$ 6,759	¥ 557,000	¥ 424,000	¥ 415,000
Undistributed net earnings of affiliated companies	$ 178,801	¥ 14,735,000	¥ 14,910,000